Shareholder Fees	Jul. 09, 2026 USD ($)
Overlay Shares Enhanced Equity Fund | Overlay Shares Enhanced Equity Fund Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Overlay Shares Hedged Equity Fund | Overlay Shares Hedged Equity Fund Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0